Leases - Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation (Details) $ in Thousands	Apr. 30, 2024 CAD ($)
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 17,532
Less: imputed interest	(3,851)
Total present value of minimum lease payments	13,681
Less: Current portion	(1,563)
Non-current portion	12,118
2025
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	2,444
2026
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	2,411
2027
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	2,408
2028
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	2,402
2029
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	2,104
More than 5 years
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 5,763